THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                YIELD TO
       AMOUNT                                                                                  MATURITY/
   (IN THOUSANDS)                 SECURITY DESCRIPTION                 MATURITY DATES            RATE             VALUE
---------------------    --------------------------------------    -----------------------    -----------    ---------------
CERTIFICATES OF DEPOSIT -- DOMESTIC (1.1%)
      $171,000           Nationsbank Corp., (Series 1).........               01/05/00              5.000%   $   170,996,836
                                                                                                             ---------------
CERTIFICATES OF DEPOSIT -- FOREIGN (16.0%)
       200,000           Abbey National PLC, (MTN, Series
                           1A).................................               05/11/00              5.220        199,957,288
        50,000           Bank of Nova Scotia...................               02/25/00              5.160         49,994,327
        50,000           Barclays Bank PLC.....................               01/10/00              4.980         49,996,830
       325,000           Bayerische Hypo Vereinsbank...........      02/22/00-04/25/00        5.130-5.150        324,953,011
       452,000           Bayerische Landesbank.................      08/04/00-10/02/00        5.875-5.930        451,530,943
       100,000           Canadian Imperial Bank................               02/07/00              5.010         99,994,610
       124,500           Commerzbank...........................      01/10/00-02/08/00        5.050-5.010        124,493,949
       375,000           Deutsche Bank.........................       01/11/00-12/1/00        4.970-6.190        374,826,960
        75,000           Dresdner Bank.........................               01/07/00              6.350         75,000,000
       100,000           Norddeutsche Landesbank Girozentra....               02/18/00              5.090         99,991,657
        75,000           Rabobank Nederland....................               01/10/00              4.980         74,995,245
       500,000           Union Bank of Switzerland.............      01/13/00-07/03/00        5.080-5.760        499,915,330
        50,000           Westdeutsche Landesbank Girozentra....               01/26/00              6.030         50,000,000
                                                                                                             ---------------
                             TOTAL CERTIFICATES OF DEPOSIT --
                               FOREIGN.........................                                                2,475,650,150
                                                                                                             ---------------
COMMERCIAL PAPER -- DOMESTIC (33.8%)
       675,847           Alpine Securitization Corp............      12/14/99-02/29/00        5.490-6.753        670,005,360
       397,450           Aspen Funding Corp....................      12/01/99-01/19/00        5.490-6.430        396,989,569
       230,000           Asset Securitization Corp.............      12/03/99-01/28/00        5.597-6.446        228,259,425
       106,643           Associates Corp.......................               12/01/99              5.600        106,643,000
       250,000           Associates First Capital Corp.........               12/01/99              5.600        250,000,000
        50,000           BankAmerica Corp......................               01/25/00              6.442         49,546,250
        65,750           Bavaria Trust Corp....................               03/17/00              6.140         64,591,138
        83,000           BBL North America Funding Corp........      12/07/99-01/21/00        5.608-6.438         82,360,878
       440,000           Citibank Capital Markets Corp.........      12/07/99-02/10/00        5.608-6.435        436,146,951
       417,000           CXC, Inc..............................      12/02/99-02/22/00        5.597-6.442        414,582,981
       188,846           Enterprise Funding Corp...............      12/02/99-12/15/99        5.598-5.667        188,601,374
       100,000           General Electric Capital Corp.........               02/23/00              6.156         98,665,334
        43,562           General Electric Co...................               12/01/99              5.600         43,562,000
       451,000           General Motors Acceptance Corp........      02/16/00-03/17/00        6.140-6.149        444,255,887
        59,905           Gillette Co...........................               12/01/99              5.600         59,905,000
       117,763           Monte Rosa Capital Corp...............      12/07/99-01/18/00        5.608-6.434        117,174,099
       555,150           Newport Funding Corp..................    12/01/1999-02/04/00        5.600-6.436        553,917,258
        10,598           Parthenon Receivable Funding LLC......               01/26/00              6.443         10,499,580
       386,557           Receivable Capital Corp...............      12/01/99-01/27/00        5.600-6.445        384,195,040

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                   YIELD TO
    AMOUNT                                                                                    MATURITY/
(IN THOUSANDS)                SECURITY DESCRIPTION                  MATURITY DATES            RATE            VALUE
---------------------    --------------------------------------    -----------------------    -----------    ---------------
COMMERCIAL PAPER -- DOMESTIC (CONTINUED)
      $263,700           Trident Capital, Inc..................      12/10/99-01/21/00        5.490-6.112%   $   262,760,038
       346,848           Windmill Funding Corp.................      12/01/99-02/01/00        5.489-6.443        345,404,975
                                                                                                             ---------------
                             TOTAL COMMERCIAL PAPER --
                               DOMESTIC........................                                                5,208,066,137
                                                                                                             ---------------
COMMERCIAL PAPER -- FOREIGN (1.8%)
       150,000           CS First Boston, Inc..................      02/11/00-02/16/00        6.149-6.183        148,179,444
       123,516           France Telecommunication..............      01/27/00-02/10/00        6.202-6.445        122,187,091
                                                                                                             ---------------
                             TOTAL COMMERCIAL PAPER --
                               FOREIGN.........................                                                  270,366,535
                                                                                                             ---------------
FLOATING RATE NOTES (35.9%) (V)
       200,000           American Express Centurion Bank, (due
                           06/12/00)...........................               12/13/99(a)           5.720        200,000,000
        25,000           AT&T Capital Corp., (due 06/14/00)....               12/14/99(a)           6.963         25,187,833
        16,500           AT&T Capital Corp., (Series G, due
                           12/01/00)...........................               01/07/00(a)           6.830         16,610,037
       150,000           Bankers Trust Co., (due 04/14/00).....               01/14/00(a)           6.149        149,972,889
        98,000           Bayerische Hypo Vereinsbank, (due
                           05/15/00)...........................               12/15/99(a)           5.348         97,970,708
        62,000           CIT Group, Inc........................               01/14/00              6.149         61,998,052
       200,000           CIT Group, Inc........................               02/14/00              5.750        199,977,604
        50,000           CIT Group, Inc., (due 03/14/00).......               12/14/99(a)           5.650         49,995,962
       175,000           CIT Group, Inc., (MTN, due
                           08/14/00)...........................               02/15/00(a)           5.750        174,880,230
       228,000           Citicorp, (due 08/02/00)..............               12/02/99(a)           5.439        228,000,000
        22,500           Citigroup, Inc........................               02/03/00              6.261         22,505,344
       125,000           Comerica Bank, (due 01/20/00).........               12/20/99(a)           5.533        124,993,150
       100,000           Comerica Bank, (due 02/14/00).........               12/14/99(a)           5.383         99,994,932
       148,500           Comerica Bank, (due 03/22/00).........               02/22/00(a)           5.650        148,482,860
       266,000           Commerzbank...........................     02/11/00- 02/23/00        5.650-5.655        265,980,578
       100,000           Crestar Bank, (due 03/01/00)..........               02/03/00(a)           5.740         99,997,934
       401,000           CS First Boston, Inc. LINCS, (Series
                           1998-3, due 02/15/00)...............               12/11/99(a)           5.478        401,000,000
       350,000           CS First Boston, Inc. LINCS, (Series
                           1998-4, Class 1, due 02/18/00)
                           (144A)..............................               12/17/00(a)           5.493        349,998,388
       375,000           CS First Boston, Inc SPARCS, (Series
                           1999, Class 4, due 01/24/00)........               01/23/00(a)           6.220        375,000,000
       200,000           Deutsche Bank.........................               02/11/00              5.660        199,988,560
       350,000           First Union National Bank, (due
                           03/10/00)...........................               02/17/00(a)           6.015        349,991,964
       163,000           Fleet Financial Group, (MTN, Series N,
                           due 07/28/00).......................               01/28/00(a)           6.274        163,105,519
        25,000           General Electric Capital Corp., (due
                           04/13/00)...........................               01/13/00(a)           6.124         25,000,000
       200,000           General Electric Capital Corp., (due
                           05/03/00)...........................               02/03/00(a)           6.111        200,000,000
        75,000           Key Bank NA, (due 09/07/00)...........               12/07/99(a)           5.551         75,025,852
       180,000           Key Bank NA, (due 05/19/00)...........               12/20/99(a)           5.693        179,982,298

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                   YIELD TO
    AMOUNT                                                                                    MATURITY/
(IN THOUSANDS)                SECURITY DESCRIPTION                  MATURITY DATES            RATE            VALUE
---------------------    --------------------------------------    -----------------------    -----------    ---------------
FLOATING RATE NOTES (CONTINUED)
      $220,000           Lehman RACERS 1998-MM-7-1, (due
                           08/11/00) (144A)....................               12/18/99(a)           5.509%   $   220,000,000
       292,000           Lehman RACERS 1999-25-MM-MBS, (due
                           09/06/00) (144A)....................               12/06/99(a)           5.485        292,000,000
        25,497           Merrill Lynch STEERS, (Series 1998,
                           Class A, due 01/15/00)..............               12/15/99(a)           5.538         25,497,358
       200,000           National City Bank, (due 03/10/00)....               12/10/99(a)           5.640        199,970,484
       110,000           National City Bank....................               02/10/00              5.650        109,989,515
       248,500           Royal Bank of Canada..................               02/17/00              5.645        248,476,532
       138,000           Southtrust Bank NA, (due 05/17/00)....               02/17/00(a)           5.640        137,942,207
        21,000           Wells Fargo Co., (Series J, MTN, due
                           03/10/00)...........................               12/10/99(a)           5.409         20,996,508
                                                                                                             ---------------
                             TOTAL FLOATING RATE NOTES.........                                                5,540,513,298
                                                                                                             ---------------
REPURCHASE AGREEMENT (5.3%)
       820,000           Goldman Sachs Repurchase Agreement,
                           proceeds $820,128,694
                           (collateralized by $284,525,780
                           Federal Home Loan Mortgage Corp.,
                           5.500%-16.000% due
                           12/15/99-11/01/29, valued at
                           $28,464,638; $1,116,667,088 Federal
                           National Mortgage Association,
                           5.500%-12.500% due 12/25/99-12/01/29
                           valued at $807,935,363).............               12/01/99              5.650        820,000,000
                                                                                                             ---------------
TAXABLE MUNICIPALS (0.3%) (V)
        41,145           Sacramento County, (Series A, due
                           08/15/14), MBIA Insured.............               02/13/00(a)           6.220         41,142,249
         6,200           Wake Forest University, (Series 1997,
                           due 07/01/17), LOC-Wachovia Bank....               12/01/99(a)           5.590          6,200,000
                                                                                                             ---------------
                             TOTAL TAXABLE MUNICIPALS..........                                                   47,342,249
                                                                                                             ---------------
TIME DEPOSITS -- DOMESTIC (2.8%)
       436,639           Suntrust Bank Cayman..................               12/01/99        5.438-5.563        436,639,000
                                                                                                             ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                   YIELD TO
    AMOUNT                                                                                    MATURITY/
(IN THOUSANDS)                SECURITY DESCRIPTION                  MATURITY DATES            RATE            VALUE
---------------------    --------------------------------------    -----------------------    -----------    ---------------
TIME DEPOSITS -- FOREIGN (4.0%)
      $150,000           Bank of Montreal......................               12/01/99              5.500%   $   150,000,000
       356,529           Chase Nassau..........................               12/01/99        5.500-5.625        356,529,000
       100,000           Dresdner Bank Grand Cayman............               12/01/99              5.500        100,000,000
                                                                                                             ---------------
                             TOTAL TIME DEPOSITS -- FOREIGN....                                                  606,529,000
                                                                                                             ---------------
                         TOTAL INVESTMENTS AT AMORTIZED COST AND VALUE (101.0%)..........................     15,576,103,205
                         OTHERS LIABILITIES IN EXCESS OF ASSETS (-1.0%)..................................       (150,393,232)
                                                                                                             ---------------
                         NET ASSETS (100.0%).............................................................    $15,425,709,973
                                                                                                             ===============

------------------------------
(a)The date listed under the heading maturity date represents an optional tender date or the next interest rate reset date. The final maturity date is indicated in the security description.

(v)Rate shown reflects current rate on variable or floating rate instrument or instrument with step coupon rate.

144A - Securities restricted for resale to Qualified Institutional Buyers.

LOC - Letter of Credit.

MBIA - Municipal Bond Investors Assurance Corp.

MTN - Medium Term Note.

RACERS - Restructured Asset Certificates.

SPARCS - Structured Product Asset Return.

STEERS - Structured Enhanced Return Trust.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

ASSETS
Investments at Amortized Cost and Value            $15,576,103,205
Cash                                                         1,160
Interest Receivable                                    101,273,087
Prepaid Trustees' Fees                                       7,258
Prepaid Expenses and Other Assets                           45,489
                                                   ---------------
    Total Assets                                    15,677,430,199
                                                   ---------------
LIABILITIES
Payable for Investments Purchased                      249,832,729
Advisory Fee Payable                                     1,252,710
Administrative Services Fee Payable                        285,605
Fund Services Fee Payable                                    7,663
Accrued Expenses                                           341,519
                                                   ---------------
    Total Liabilities                                  251,720,226
                                                   ---------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $15,425,709,973
                                                   ===============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED NOVEMBER 30, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                 $638,947,545
EXPENSES
Advisory Fee                                       $13,226,942
Administrative Services Fee                          3,127,566
Custodian Fees and Expenses                          1,467,725
Fund Services Fee                                      228,328
Administration Fee                                     147,749
Trustees' Fees and Expenses                             93,415
Miscellaneous                                          159,724
                                                   -----------
    Total Expenses                                                18,451,449
                                                                ------------
NET INVESTMENT INCOME                                            620,496,096
NET REALIZED LOSS ON INVESTMENTS                                    (502,599)
                                                                ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $619,993,497
                                                                ============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE FISCAL     FOR THE FISCAL
                                                      YEAR ENDED         YEAR ENDED
                                                   NOVEMBER 30, 1999  NOVEMBER 30, 1998
                                                   -----------------  -----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $     620,496,096  $    339,699,391
Net Realized Loss on Investments                            (502,599)          (55,967)
                                                   -----------------  ----------------
    Net Increase in Net Assets Resulting from
      Operations                                         619,993,497       339,643,424
                                                   -----------------  ----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                        108,543,399,809    48,705,487,837
Withdrawals                                         (101,517,907,239)  (45,584,553,162)
                                                   -----------------  ----------------
    Net Increase from Investors' Transactions          7,025,492,570     3,120,934,675
                                                   -----------------  ----------------
    Total Increase in Net Assets                       7,645,486,067     3,460,578,099
NET ASSETS
Beginning of Fiscal Year                               7,780,223,906     4,319,645,807
                                                   -----------------  ----------------
End of Fiscal Year                                 $  15,425,709,973  $  7,780,223,906
                                                   =================  ================

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                   FOR THE FISCAL YEAR ENDED NOVEMBER 30,
                                                   --------------------------------------
                                                    1999    1998    1997    1996    1995
                                                   ------  ------  ------  ------  ------
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                                      0.15%   0.17%   0.18%   0.19%   0.19%
  Net Investment Income                             5.07%   5.48%   5.43%   5.29%   5.77%

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Prime Money Market Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on November 4, 1992. The portfolio's investment objective is to maximize current income consistent with the preservation of capital and same-day liquidity. The portfolio commenced operations on July 12, 1993. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

      The portfolio's custodian or designated subcustodians, as the case may be under the tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   b) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management, Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the

THE PRIME MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------
      agreement, the portfolio pays JPMIM at an annual rate of 0.20 % of the portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion. For the fiscal year ended November 30, 1999 such fees amounted to $13,226,942.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended November 30, 1999, the fee for these services amounted to $147,749.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the fiscal year ended November 30, 1999, the fee for these services amounted to $3,127,566.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $228,328 for the fiscal year ended November 30, 1999.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $43,400.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Prime Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Prime Money Market Portfolio (the "portfolio") at November 30, 1999, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
January 14, 2000

26